Revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues Disclosure [Abstract]
Deferred commission costs	$ 1,052	$ 1,994
New contract acquisition assets	248
Amortized of capitalized contract acquisition asset	1,190
Unbilled receivables balances amount	1,457	$ 2,570
Remaining performance obligations	$ 39,927
Percentage of revenues	67.00%
Deferred revenues	$ 2,333